Consolidated statements of cash flows - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Operating activities
Net loss for the year	$ (226,559,288)	$ (9,275,962)	$ (4,100,782)
Items not affecting cash
Share-based compensation	3,982,943	332,634	97,258
Listing fee	152,719,009	0	0
Depreciation	2,899,350	1,095,250	183,862
Amortization of government grants	(92,926)	(2,226,910)	(640,350)
Loss on disposal of assets	13,399	106,946	0
Foreign exchange (gain) loss on translation	677,479	(390,901)	(33,845)
Fair value loss on financial instruments	38,254,469	84,454	0
Share-based professional fees	0	455,055	0
Interest and accretion on convertible debt	1,129,680	9,931	60,337
Cash flows from (used in) operations before changes in working capital	(26,975,885)	(9,809,503)	(4,433,520)
Changes in non-cash working capital items
Accounts receivable	(3,501,401)	(538,854)	(29,630)
Other receivables	(654,216)	471,304	(466,915)
Prepayments and deposits	(7,990,108)	(633,824)	(215,537)
Inventory	(1,017,813)	(133,438)	(46,556)
Accounts payable and accrued liabilities	12,262,063	3,215,386	624,090
Net cash provided by operating activities	(27,877,360)	(7,428,929)	(4,568,068)
Investing activity
Purchases of plant and equipment	(18,220,339)	(5,107,663)	(998,069)
Proceeds from disposal of plant and equipment	16,866	0	0
Net cash used in investing activities	(18,203,473)	(5,107,663)	(998,069)
Financing activities
Proceeds from exercise of stock options	169,105	0	0
Proceeds from exercise of warrants	1,150
Proceeds from convertible debt	98,400,263	0	0
Proceeds from loans payable	10,091,220	2,153,110	86,572
Proceeds from government grants	92,926	1,182,599	1,697,794
Repayment of lease liabilities	(884,024)	(387,508)	0
Repayment of loans payable	(12,544,339)	(12,881)	0
Net cash used in financing activities	642,275,574	9,416,701	7,164,226
Net change in cash and cash equivalents	596,194,741	(3,119,891)	1,598,089
Cash and cash equivalents, beginning of period	663,557	3,783,449	2,185,360
Cash and cash equivalents, end of period	596,858,298	663,557	3,783,449
Non-cash investing activities
Accrual for purchase of plant and equipment	2,074,681	0	0
Non cash purchase of plant and equipment	2,084,235	0	0
Non-cash financing activities
Equity issued for non-cash costs	0	947,464	118,759
Private Shares
Financing activities
Proceeds from share issuance, net of share issuance costs	21,620,000	6,481,381	5,379,860
Public Shares
Financing activities
Proceeds from share issuance, net of share issuance costs	$ 525,329,273	$ 0	$ 0